STATEMENTS OF FINANCIAL CONDITION - NET ASSET VALUE PER UNIT - $ / shares		Dec. 31, 2015		Feb. 01, 2015	Dec. 31, 2014		Dec. 31, 2013		Jun. 01, 2013	[5]	May. 16, 2013	[4]	Dec. 31, 2012
Class A
NET ASSET VALUE PER UNIT:
Net asset value per unit (in dollars per unit)		$ 1.9048			$ 1.9392		$ 1.7385						$ 1.6478
Class C
NET ASSET VALUE PER UNIT:
Net asset value per unit (in dollars per unit)		1.7095			1.7580		1.5919						1.5240
Class D
NET ASSET VALUE PER UNIT:
Net asset value per unit (in dollars per unit)		2.0671			2.0732		1.8309						1.7095
Class I
NET ASSET VALUE PER UNIT:
Net asset value per unit (in dollars per unit)		1.9742			2.0018		1.7875						1.6874
Class DS
NET ASSET VALUE PER UNIT:
Net asset value per unit (in dollars per unit)					2.0706	[1],[2]	1.8286						1.7074
Class DT
NET ASSET VALUE PER UNIT:
Net asset value per unit (in dollars per unit)					2.2127	[3]	1.9307						1.7935
Class M
NET ASSET VALUE PER UNIT:
Net asset value per unit (in dollars per unit)		1.1615			1.1649		1.0288						$ 0.9606
Class F
NET ASSET VALUE PER UNIT:
Net asset value per unit (in dollars per unit)		1.1508			1.1433		1.0007	[4]			$ 1.0000
Class F1
NET ASSET VALUE PER UNIT:
Net asset value per unit (in dollars per unit)		1.1792			$ 1.1715		$ 1.0254	[5]	$ 1.0000
Class DI
NET ASSET VALUE PER UNIT:
Net asset value per unit (in dollars per unit)	[7]	$ 0.9704	[6]	$ 1.0000

[1]	Units fully redeemed as of April 30, 2015.
[2]	Units fully redeemed as of April 30, 2015. The ratios to average members' capital have been annualized. The performance fee ratios and total return have not been annualized.
[3]	Units fully redeemed as of December 31, 2015.
[4]	Units issued on May 16, 2013. The ratios to average members’ capital have been annualized. The performance fee ratios and total return have not been annualized.
[5]	Units issued on June 1, 2013. The ratios to average members’ capital have been annualized. The performance fee ratios and total return have not been annualized.
[6]	Units issued on February 1, 2015.
[7]	Units issued on February 1, 2015. The ratios to average members' capital have been annualized. The performance fee ratios and total return have not been annualized.